Investment Securities - Schedule of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable investment securities—current, at fair value:
Marketable investment securities, at fair value	$ 187,923	$ 253,343
Investments in unconsolidated entities—noncurrent:
Cost method	15,438	15,438
Equity method	27,122	26,043
Total investments in unconsolidated entities—noncurrent	42,560	41,481
Total marketable investment securities and investments in unconsolidated entities	230,483	294,824
Corporate bonds
Marketable investment securities—current, at fair value:
Marketable investment securities, at fair value	164,619	228,770
Strategic equity securities
Marketable investment securities—current, at fair value:
Marketable investment securities, at fair value	10,309	18,297
Dividend income	0	0	$ 0
Trading Securities, Equity	7,200	10,300
Strategic equity securities | Gain (loss) related to trading securities
Marketable investment securities—current, at fair value:
Unrealized gains (loss) on common stock in trading securities portfolio	600	(6,500)
Other
Marketable investment securities—current, at fair value:
Marketable investment securities, at fair value	$ 12,995	$ 6,276